ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Transactions Pre-tax
Unrealized gain on securities available-for-sale	$ 5,792	$ (1,485)	$ 5,138
Unrealized loss on derivatives	628	(2,089)	251
Unfunded pension obligation	(20,652)	(46)	(3,310)
Foreign currency translation	(588)	446	119
Total	(14,820)	(3,174)	2,198
Transactions Tax-effect
Unrealized gain on securities available-for-sale	(2,187)	325	(1,853)
Unrealized loss on derivatives	(237)	767	(89)
Unfunded pension obligation	7,798	525	1,162
Foreign currency translation	0	0	0
Total	5,374	1,617	(780)
Transactions Net of tax
Unrealized gain on securities available-for-sale	3,605	(1,160)	3,285
Unrealized loss on derivatives	391	(1,322)	162
Net amount recognized	(12,854)	479	(2,148)
Foreign currency translation	(588)	446	119
Total	(9,446)	(1,557)	1,418
Balances Net of tax
Unrealized gain on securities available-for-sale	12,669	9,064	10,224
Unrealized loss on derivatives	0	(391)	931
Unfunded pension obligation	(34,136)	(21,282)	(21,761)
Foreign currency translation	(23)	565	119
Total	$ (21,490)	$ (12,044)	$ (10,487)